Insurance services - Summary of Information Regarding the Estimated Future Amortisation of VOBA Intangibles Over the Next Five Years (Detail) - Mar. 31, 2025 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Separate Accounts Disclosure [Abstract]
2026	₨ 14,566.4	$ 170.5
2027	12,862.3	150.6
2028	11,031.8	129.1
2029	9,383.1	109.8
2030	₨ 8,421.0	$ 98.6